Insurance Contracts and Private Pension - Summary of Income Related to Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 24,097	R$ 26,876	R$ 24,755
Group accident insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	689	666	776
Individual accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	280	289	212
Commercial Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	52	53	56
Internal Credit [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	78	64	63
Mandatory personal injury caused by motor vehicle [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions		24	37
Serious or Terminal Diseases [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	188	172	166
Warranty extension - Assets [member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions			112
Disability Savings Pension [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	291	319	295
Plan Generator of Benefits [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	2,193	2,084	1,955
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	879	621	570
Income from Uncertain Events [member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	235	177	146
Multiple Risks [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	209	151	162
Home insurance in market policies credit life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	288	272	243
Traditional Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	122	129	142
VGBL [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	17,154	20,318	18,153
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	937	990	1,234
Other Lines [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 502	R$ 547	R$ 433